Fees Summary	Sep. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,579,000.00
Previously Paid Amount	0.00
Total Fee Amount	632.36
Total Offset Amount	0.00
Net Fee	632.36
Narrative - Max Aggregate Offering Price	$ 4,579,000.00
Final Prospectus	true